Assets Held for Sale	12 Months Ended
Dec. 31, 2023
Assets Held for Sale [Abstract]
Assets held for sale

Note 41. Assets held for sale

Assets held for sale

Exito Group management started a plan to sell certain property seeking to structure projects that allow using such real estate property, increase the potential future selling price and generate resources to Exito Group. Consequently, certain property, plant and equipment and certain investment property were classified as assets held for sale.

The balance of assets held for sale, included in the statement of financial position, is shown below:

	As at December 31,
	2023	2022
Property, plant, and equipment (1)	9,768	17,875
Investment property (2)	2,645	3,925
Total	12,413	21,800

(1)	Corresponds to the Local Paraná of the Argentinian subsidiary. As of December 31, 2023, the decrease corresponds to the conversion effect.

(2)

It corresponds to the La Secreta land negotiated with the buyer during 2019. As of December 31, 2023, 57.93% of the payment for the property has been delivered and received. The rest of the asset will be delivered coincidentally with the asset payments that will be received with the following scheme: 1.19% in 2024 and 40.88% in 2025. The deed of contribution to the trust was signed on December 1, 2020 and was registered on December 30, 2020.

No accrued income or expenses have been recognized in profit or loss or other comprehensive income in relation to the use of these assets.